Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2010	Jun. 30, 2013 Vessel	Jun. 30, 2013 Vessel	Dec. 31, 2012
Net Investment Income [Line Items]
Principal amount outstanding of term loan	$ 115,000,000
Total amount of the term loan including costs of acquisition	115,600,000
Interest rate on term loan	9.00%
Investment yield	10.00%
Accrued interest receivable reclassified to interest on term loans		6,600,000	6,600,000	1,600,000
Interest receivable on investment in term loans
Repayment premium included in principal balance		3,300,000	3,300,000	2,700,000
Loss provision of investment in terms loans		4,511,000	4,511,000
Accrued but unpaid interest			$ 6,600,000
Number of VLCC vessels to be sold		2	2